Supplement dated January 27, 2006 to the Westcore Equity and Bond Funds Prospectus dated September 28, 2005.

This supplement is to be used with the prospectus dated September 28, 2005. This supplement together with the supplement dated November 29, 2005 and the prospectus constitutes a current prospectus.

The following information replaces the Calendar Year Total Return chart for the Westcore Mid-Cap Value Fund and the Average Annual Total Return information for each Fund presented within this supplement. Certain Total Returns had been computed or presented incorrectly and this supplement serves to correct those figures.

Please note that all costs associated with this supplement have been paid by the Fund’s administrator.

The Funds’ Average Annual Total Returns for the Periods Ended December 31, 2004
The tables show the Funds’ average annual total returns for the periods ended December 31, 2004, as compared to a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(Replaces table on page 14)
				Since
				Inception
Westcore MIDCO Growth Fund	1 Year	5 Years	10 Years	(August 1, 1986)
Return Before Taxes	12.48%	(0.76)%	11.22%	12.64%
Return After Taxes on Distributions	12.48%	(4.23)%	7.34%	9.37%
Return After Taxes on Distributions and Sale of Fund Shares	8.11%	(2.32)%	8.13%	9.68%
Russell Midcap Growth Index	15.48%	(3.35)%	11.23%	11.37%

The Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than the threshold determined by the Frank Russell Company. The Russell Midcap companies are comprised of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index consists of the 1,000 largest U.S. incorporated companies based on total market capitalization. The Russell Midcap Growth Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in the Index

(Replaces table on page 15)
				Since
				Inception
Westcore Growth Fund	1 Year	5 Years	10 Years	(June 1, 1988)
Return Before Taxes	11.18%	(0.04)%	11.55%	10.45%
Return After Taxes on Distributions	10.86%	(1.12)%	9.25%	7.94%
Return After Taxes on Distributions and Sale of Fund Shares	7.65%	(0.54)%	9.10%	7.87%
Russell 1000 Growth Index	6.30%	(9.29)%	9.59%	11.11%
S&P 500 Index	10.87%	(2.30)%	12.07%	12.21%

Westcore Growth Fund’s benchmark index was changed from the S&P 500 Index to the Russell 1000 Growth Index because the Adviser believes that this is the most appropriate broad-based securities market index for performance comparison purposes given the growth oriented investment style of the Fund. However, the Fund will continue to also present the S&P 500 Index in performance comparisons as the Adviser believes that both are relevant.

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market. The Russell 1000 Growth Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in the Index.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in the Index.

(Replaces table on page 16)
			Since
			Inception
Westcore Select Fund	1 Year	5 Years	(Oct. 1, 1999)
Return Before Taxes	17.75%	4.43%	19.38%
Return After Taxes on Distributions	17.75%	0.26%	14.48%
Return After Taxes on Distributions and Sale of Fund Shares	11.54%	1.17%	13.93%
Russell Midcap Growth Index	15.48%	(3.35)%	3.13%

The Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than the threshold determined by the Frank Russell Company. The Russell Midcap companies are comprised of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index consists of the 1,000 largest U.S. incorporated companies based on total market capitalization. The Russell Midcap Growth Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in the Index.

This Fund participates in the Initial Public Offering (“IPO”) market, and a significant portion of the Fund’s Since Inception return is attributable to its investment in IPOs, which in turn had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

(Replaces table on page 18)
				Since
				Inception
Westcore Blue Chip Fund	1 Year	5 Years	10 Years	(June 1, 1988)
Return Before Taxes	12.65%	1.89%	11.39%	10.85%
Return After Taxes on Distributions	12.65%	0.96%	8.81%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	1.28%	8.92%	8.52%
S&P 500 Index	10.87%	(2.30)%	12.07%	12.21%

The S&P 500 Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in the Index.

(Replaces table on page 19)
			Since
			Inception
Westcore Mid-Cap Value Fund	1 Year	5 Years	(Oct. 1, 1998)
Return Before Taxes	21.71%	10.96%	13.70%
Return After Taxes on Distributions	19.93%	9.03%	12.12%
Return After Taxes on Distributions and Sale of Fund Shares	14.49%	8.30%	11.08%
Russell Midcap Value Index	23.70%	13.48%	12.91%

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index. The Russell Midcap Value Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in this Index.

This Fund participates in the IPO market, and a significant portion of the Fund’s Since Inception return is attributable to its investment in IPOs, which in turn had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

(Replaces table on page 20)

				Since
				Inception
Westcore Small-Cap Opportunity Fund	1 Year	5 Years	10 Years	(Dec. 28, 1993)
Return Before Taxes	22.45%	13.72%	13.13%	11.89%
Return After Taxes on Distributions	21.87%	13.62%	12.24%	11.03%
Return After Taxes on Distributions and Sale of Fund Shares	15.35%	12.06%	11.28%	10.17%
Russell 2000 Index	18.32%	6.61%	11.54%	10.25%

The Russell 2000 Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest U.S. incorporated companies based on total market capitalization. The Russell 2000 Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in this Index.

(Replaces table on page 22)

				Since
				Inception
Westcore Flexible Income Fund	1 Year	5 Years	10 Years	(June 1, 1988)
Return Before Taxes	10.39%	10.65%	9.37%	9.39%
Return After Taxes on Distributions	7.81%	7.64%	6.43%	6.18%
Return After Taxes on Distributions and Sale of Fund Shares	6.65%	7.23%	6.23%	6.13%
Lehman Brothers U.S. Corporate High
Yield Ba Index	9.62%	8.48%	9.25%	9.52%

The Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly. The Lehman Brothers U.S. Corporate High Yield Ba Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in this Index.

(Replaces table on page 23)
				Since
				Inception
Westcore Plus Bond Fund	1 Year	5 Years	10 Years	(June 1, 1988)
Return Before Taxes	6.39%	8.43%	7.55%	7.50%
Return After Taxes on Distributions	4.29%	5.91%	5.07%	4.99%
Return After Taxes on Distributions and Sale of Fund Shares	4.22%	5.67%	4.93%	4.93%
Lehman Brothers Aggregate Bond Index	4.34%	7.71%	7.72%	8.15%
The Lehman Brothers Aggregate Bond Index is an unmanaged, fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset- backed, and mortgage-backed securities with maturities of at least one year. The Lehman Brothers Aggregate Bond Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in this Index.

(Replaces table on page 24)
				Since
				Inception
Westcore Colorado Tax-Exempt Fund	1 Year	5 Years	10 Years	(June 1, 1991)
Return Before Taxes	2.54%	5.64%	5.57%	5.61%
Return After Taxes on Distributions	2.54%	5.64%	5.57%	5.61%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.94%	5.42%	5.43%	5.51%
Lehman Brothers10-Year Tax-Exempt Bond Index(2)	4.15%	7.04%	7.09%	6.97%
(1) Returns after taxes on distributions and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.

(2) The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years. The Lehman Brothers 10-Year Municipal Bond Index figures do not reflect any fees, expenses or taxes. Investors cannot invest directly in this Index.

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